EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY INVESTMENTS
Schedule of changes in equity investments

	Xian	Fund Management Partnership	Total
Balance as of December 31, 2011	194	10,401	10,595
Investments	—	—	—
Share of associates' income (losses)	(39)	2,585	2,546

Balance as of December 31, 2012	155	12,986	13,141

Investments	—	—	—
Share of associates' (losses) income	(3)	2,077	2,074

Balance as of December 31, 2013	152	15,063	15,215